Cash and Cash Equivalents - Cash and Cash Equivalents by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 25,419	¥ 1,849	¥ 6,928		¥ 6,826
RMB [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	24,947	1,231
USD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	272	395
EURO [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	64	34
JPY [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	21	17
Hong Kong Dollars [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	15	13
Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	85	100
AUD [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 15	¥ 59

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).